Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings [Abstract]
Short-Term Borrowings
(7) Short-Term Borrowings

Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2012	2011	2010
Amount outstanding at December 31,	$159,846	147,563	124,615
Maximum amount outstanding at any month end	166,374	148,002	130,996
Average amount outstanding	152,982	133,803	119,213
Weighted average interest rate:
For the year	0.96%	1.18	1.49
As of year end	0.89	1.13	1.40

Cash management accounts represent retail accounts with customers for which the Bank has pledged certain assets as collateral.

Trustco Bank also has an available line of credit with the Federal Home Loan Bank of New York which approximates the balance of securities pledged against such borrowings. The line of credit requires securities to be pledged as collateral for the amount borrowed. As of December 31, 2012 and 2011, the Company had no outstanding borrowings with the Federal Home Loan Bank of New York and, as a result, there were no related securities pledged.